Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 1,513,591	$ 82,736
Trade and other receivables (net of allowance: 2024 - $nil; 2023 - $nil)	44,932	78,441
Prepaid expenses and deposits	146,452	127,239
Total current assets	1,704,975	288,416
Non-current assets
Reclamation deposits	75,000	145,000
Property and equipment, net of accumulated depletion and depreciation	10,281,248	10,361,419
Right of use asset, net		146,912
Total assets	12,061,223	10,941,747
Current liabilities
Trade and other payables	3,786,909	3,228,327
Loans payable	160,936	125,936
Convertible debentures	1,365,000
Debt subscription proceeds	2,250,000
Lease liability – current portion		77,069
Total current liabilities	7,562,845	3,431,332
Non-current liabilities
Asset retirement obligations	392,977	260,167
Lease liability, less current portion		81,456
Total liabilities	7,955,822	3,772,955
Stockholders’ Equity
Common stock, no par value per share; unlimited shares authorized, 551,503 shares* issued and outstanding as of September 30, 2024 and 2023.	14,947,150	14,947,150
Additional paid-in capital	5,475,316	4,549,431
Accumulated other comprehensive loss	(127,413)	(127,413)
Accumulated deficit	(16,189,652)	(12,200,376)
Total stockholders’ equity	4,105,401	7,168,792
Total liabilities and stockholders’ equity	$ 12,061,223	$ 10,941,747